WARRANTS FOR COMMON STOCK (Warrant Activity) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
Warrant outstanding beginning balance	8,668,701
Warrants issued	3,523,033	8,668,701
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised
Warrant outstanding and exercisable ending balance	12,972,664	8,668,701